SEGMENT INFORMATION (Operating Segments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 8,885,000,000	$ 6,597,000,000	$ 4,652,000,000
Costs attributed to revenues	(4,843,000,000)	(3,395,000,000)	(2,208,000,000)
General and administrative costs	(312,000,000)	(279,000,000)	(223,000,000)
Other (expense) income	(87,000,000)	(28,000,000)	(34,000,000)
Interest expense	(1,179,000,000)	(904,000,000)	(555,000,000)
Depreciation and amortization	(1,705,000,000)	(1,214,000,000)	(801,000,000)
Deferred taxes	(54,000,000)	(28,000,000)	(46,000,000)
Mark-to-market on hedging items and other	68,000,000	(323,000,000)	(175,000,000)
Gain on sale of associate, net of tax			209,000,000
Share of earnings from associates	131,000,000	224,000,000	(13,000,000)
Net income attributable to non-controlling interest	(510,000,000)	(417,000,000)	(396,000,000)
Net income (loss) attributable to partnership	394,000,000	233,000,000	410,000,000
Utilities
Disclosure of operating segments [line items]
Revenues	4,083,000,000	4,265,000,000	2,811,000,000
Transport
Disclosure of operating segments [line items]
Revenues	3,449,000,000	1,617,000,000	1,629,000,000
Midstream
Disclosure of operating segments [line items]
Revenues	643,000,000	399,000,000	212,000,000
Data
Disclosure of operating segments [line items]
Revenues	710,000,000	316,000,000	0
Operating segments
Disclosure of operating segments [line items]
Revenues	4,098,000,000	3,873,000,000	3,505,000,000
Costs attributed to revenues	(1,793,000,000)	(1,695,000,000)	(1,669,000,000)
General and administrative costs	(312,000,000)	(279,000,000)	(223,000,000)
Adjusted EBITDA	1,993,000,000	1,899,000,000	1,613,000,000
Other (expense) income	84,000,000	70,000,000	62,000,000
Interest expense	(623,000,000)	(585,000,000)	(444,000,000)
FFO	1,454,000,000	1,384,000,000	1,231,000,000
Depreciation and amortization	(1,034,000,000)	(895,000,000)	(758,000,000)
Deferred taxes	3,000,000	(77,000,000)	12,000,000
Mark-to-market on hedging items and other	(29,000,000)	(179,000,000)	(284,000,000)
Gain on sale of associate, net of tax			209,000,000
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	394,000,000	233,000,000	410,000,000
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	1,434,000,000	1,432,000,000	1,070,000,000
Costs attributed to revenues	(580,000,000)	(582,000,000)	(371,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	854,000,000	850,000,000	699,000,000
Other (expense) income	(43,000,000)	(31,000,000)	(25,000,000)
Interest expense	(152,000,000)	(147,000,000)	(103,000,000)
FFO	659,000,000	672,000,000	571,000,000
Depreciation and amortization	(268,000,000)	(264,000,000)	(211,000,000)
Deferred taxes	(80,000,000)	(41,000,000)	(34,000,000)
Mark-to-market on hedging items and other	(91,000,000)	(64,000,000)	(99,000,000)
Gain on sale of associate, net of tax			0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	220,000,000	303,000,000	227,000,000
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	1,573,000,000	1,614,000,000	1,831,000,000
Costs attributed to revenues	(767,000,000)	(781,000,000)	(1,044,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	806,000,000	833,000,000	787,000,000
Other (expense) income	(2,000,000)	(3,000,000)	2,000,000
Interest expense	(214,000,000)	(227,000,000)	(203,000,000)
FFO	590,000,000	603,000,000	586,000,000
Depreciation and amortization	(419,000,000)	(370,000,000)	(361,000,000)
Deferred taxes	30,000,000	25,000,000	38,000,000
Mark-to-market on hedging items and other	(116,000,000)	(168,000,000)	(215,000,000)
Gain on sale of associate, net of tax			0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	85,000,000	90,000,000	48,000,000
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	572,000,000	491,000,000	434,000,000
Costs attributed to revenues	(193,000,000)	(171,000,000)	(177,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	379,000,000	320,000,000	257,000,000
Other (expense) income	3,000,000	10,000,000	17,000,000
Interest expense	(93,000,000)	(86,000,000)	(68,000,000)
FFO	289,000,000	244,000,000	206,000,000
Depreciation and amortization	(153,000,000)	(131,000,000)	(114,000,000)
Deferred taxes	(10,000,000)	(55,000,000)	(9,000,000)
Mark-to-market on hedging items and other	(31,000,000)	132,000,000	(49,000,000)
Gain on sale of associate, net of tax			0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	95,000,000	190,000,000	34,000,000
Operating segments | Data
Disclosure of operating segments [line items]
Revenues	519,000,000	336,000,000	170,000,000
Costs attributed to revenues	(253,000,000)	(161,000,000)	(77,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	266,000,000	175,000,000	93,000,000
Other (expense) income	(1,000,000)	3,000,000	(4,000,000)
Interest expense	(69,000,000)	(42,000,000)	(12,000,000)
FFO	196,000,000	136,000,000	77,000,000
Depreciation and amortization	(194,000,000)	(129,000,000)	(72,000,000)
Deferred taxes	74,000,000	10,000,000	7,000,000
Mark-to-market on hedging items and other	(44,000,000)	(30,000,000)	(6,000,000)
Gain on sale of associate, net of tax			0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	32,000,000	(13,000,000)	6,000,000
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Costs attributed to revenues	0	0	0
General and administrative costs	(312,000,000)	(279,000,000)	(223,000,000)
Adjusted EBITDA	(312,000,000)	(279,000,000)	(223,000,000)
Other (expense) income	127,000,000	91,000,000	72,000,000
Interest expense	(95,000,000)	(83,000,000)	(58,000,000)
FFO	(280,000,000)	(271,000,000)	(209,000,000)
Depreciation and amortization	0	(1,000,000)	0
Deferred taxes	(11,000,000)	(16,000,000)	10,000,000
Mark-to-market on hedging items and other	253,000,000	(49,000,000)	85,000,000
Gain on sale of associate, net of tax			209,000,000
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	(38,000,000)	(337,000,000)	95,000,000
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(1,379,000,000)	(1,424,000,000)	(1,524,000,000)
Costs attributed to revenues	600,000,000	649,000,000	833,000,000
General and administrative costs	0	0	0
Adjusted EBITDA	(779,000,000)	(775,000,000)	(691,000,000)
Other (expense) income	17,000,000	11,000,000	11,000,000
Interest expense	177,000,000	173,000,000	134,000,000
FFO	(585,000,000)	(591,000,000)	(546,000,000)
Depreciation and amortization	471,000,000	399,000,000	370,000,000
Deferred taxes	(65,000,000)	52,000,000	(44,000,000)
Mark-to-market on hedging items and other	48,000,000	(84,000,000)	233,000,000
Gain on sale of associate, net of tax			0
Share of earnings from associates	131,000,000	224,000,000	(13,000,000)
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	6,166,000,000	4,148,000,000	2,671,000,000
Costs attributed to revenues	(3,650,000,000)	(2,349,000,000)	(1,372,000,000)
General and administrative costs	0	0	0
Adjusted EBITDA	2,516,000,000	1,799,000,000	1,299,000,000
Other (expense) income	(188,000,000)	(109,000,000)	(107,000,000)
Interest expense	(733,000,000)	(492,000,000)	(245,000,000)
FFO	1,595,000,000	1,198,000,000	947,000,000
Depreciation and amortization	(1,142,000,000)	(718,000,000)	(413,000,000)
Deferred taxes	8,000,000	(3,000,000)	(14,000,000)
Mark-to-market on hedging items and other	49,000,000	(60,000,000)	(124,000,000)
Gain on sale of associate, net of tax			0
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	(510,000,000)	(417,000,000)	(396,000,000)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0